Investment Securities [Text Block] (Tables)	12 Months Ended
Mar. 31, 2015
Amortized Cost, Gross Unrealized Gains (Losses) and Fair Value of Available-for-sale Securities and Held-to-maturity Securities [Table Text Block]

At March 31, 2014:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥41,388,592	¥201,539		¥1,122		¥41,589,009
Japanese prefectural and municipal bonds	195,176	7,979		24		203,131
Foreign governments and official institutions bonds	1,272,181	13,460		14,220		1,271,421
Corporate bonds	1,523,026	38,920		817		1,561,129
Residential mortgage-backed securities	1,011,644	665		31,714		980,595
Commercial mortgage-backed securities	208,690	826		9,370		200,146
Asset-backed securities	1,060,844	2,747		5,547		1,058,044
Other debt securities(1)	184,495	3,650		3,199		184,946
Marketable equity securities	2,456,992	2,384,949		4,710		4,837,231

Total	¥49,301,640	¥2,654,735		¥70,723		¥51,885,652

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥214,968	¥870		¥—		¥215,838
Foreign governments and official institutions bonds	22,091	1,099		—		23,190
Corporate bonds	5,548	7		—		5,555
Residential mortgage-backed securities	526,431	883	(2)	7,304	(3)	520,010
Commercial mortgage-backed securities	159,532	343		1,282	(3)	158,593
Asset-backed securities	1,778,412	35,908		2,379		1,811,941

Total	¥2,706,982	¥39,110		¥10,965		¥2,735,127

Notes:

(1)	Other debt securities in the table above include ¥182,613 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities, which totaled ¥12,356 million at fair value, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥355 million at March 31, 2014 and not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities, which were carried at fair value of ¥273,195 million and ¥138,340 million, respectively, from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,702 million and ¥9,663 million, respectively, at March 31, 2014 and not included in the table above.

At March 31, 2015:	Amortized cost	Gross unrealized gains		Gross unrealized losses		Fair value
	(in millions)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥35,079,893	¥327,023		¥1,284		¥35,405,632
Japanese prefectural and municipal bonds	186,872	7,610		67		194,415
Foreign governments and official institutions bonds	1,661,286	23,590		2,372		1,682,504
Corporate bonds	1,226,314	30,438		1,128		1,255,624
Residential mortgage-backed securities	942,256	640		11,168		931,728
Commercial mortgage-backed securities	207,534	1,848		1,800		207,582
Asset-backed securities	1,255,920	559		10,439		1,246,040
Other debt securities(1)	179,915	5,537		3,149		182,303
Marketable equity securities	2,568,291	3,823,020		6,735		6,384,576

Total	¥43,308,281	¥4,220,265		¥38,142		¥47,490,404

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥1,126,212	¥16,091		¥1,535		¥1,140,768
Foreign governments and official institutions bonds	77,487	1,556		—		79,043
Corporate bonds	300	—		—		300
Residential mortgage-backed securities	716,296	9,206	(2)	649	(3)	724,853
Commercial mortgage-backed securities	209,517	6,438		778	(3)	215,177
Asset-backed securities	2,000,639	25,746		2,387		2,023,998

Total	¥4,130,451	¥59,037		¥5,349		¥4,184,139

Notes:

(1)	Other debt securities in the table above include ¥182,303 million of private placement debt conduit bonds.
(2)	The MUFG Group reclassified residential mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2013. As a result of the reclassification of residential mortgage-backed securities, the unrealized gains before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥320 million at March 31, 2015 and not included in the table above.
(3)	MUAH reclassified residential mortgage-backed securities and commercial mortgage-backed securities from Available-for-sale securities to Held-to-maturity securities during the fiscal year ended March 31, 2014. As a result of the reclassification of residential mortgage-backed securities and commercial mortgage-backed securities, the unrealized losses before taxes at the date of reclassification remaining in Accumulated OCI in the accompanying consolidated balance sheets were ¥7,545 million and ¥9,909 million, respectively, at March 31, 2015 and are not included in the table above.

Amortized Cost and Fair Value by Contractual Maturity [Table Text Block]

	Held-to-maturity debt securities		Available-for-sale debt securities
	Amortized cost	Fair value	Fair value
	(in millions)
Due in one year or less	¥25,187	¥25,241	¥14,173,612
Due from one year to five years	137,780	140,262	16,399,270
Due from five years to ten years	2,468,083	2,507,463	5,759,048
Due after ten years	1,499,401	1,511,173	4,773,898

Total	¥4,130,451	¥4,184,139	¥41,105,828

Investments by Length and Category in Continuous Loss Position [Table Text Block]

	Less than 12 months		12 months or more		Total
At March 31, 2014:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥10,469,832	¥1,122	¥—	¥—	¥10,469,832	¥1,122	49
Japanese prefectural and municipal bonds	12,555	24	—	—	12,555	24	6
Foreign governments and official institutions bonds	527,706	9,084	110,015	5,136	637,721	14,220	150
Corporate bonds	136,296	709	29,242	108	165,538	817	815
Residential mortgage-backed securities	904,239	31,094	28,406	620	932,645	31,714	431
Commercial mortgage-backed securities	135,014	8,427	8,235	943	143,249	9,370	155
Asset-backed securities	213,683	5,518	1,078	29	214,761	5,547	103
Other debt securities	46,835	1,203	68,630	1,996	115,465	3,199	51
Marketable equity securities	175,884	4,692	1	18	175,885	4,710	42

Total	¥12,622,044	¥61,873	¥245,607	¥8,850	¥12,867,651	¥70,723	1,802

Held-to-maturity securities:
Debt securities:
Residential mortgage-backed securities	¥408,244	¥7,187	¥5,681	¥117	¥413,925	¥7,304	198
Commercial mortgage-backed securities	107,048	1,033	51,545	249	158,593	1,282	28
Asset-backed securities	500,695	2,379	—	—	500,695	2,379	22

Total	¥1,015,987	¥10,599	¥57,226	¥366	¥1,073,213	¥10,965	248

	Less than 12 months		12 months or more		Total
At March 31, 2015:	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Number of securities
	(in millions, except number of securities)
Available-for-sale securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥6,858,282	¥1,284	¥—	¥—	¥6,858,282	¥1,284	35
Japanese prefectural and municipal bonds	12,943	67	—	—	12,943	67	8
Foreign governments and official institutions bonds	308,929	1,161	139,795	1,211	448,724	2,372	74
Corporate bonds	181,030	882	65,506	246	246,536	1,128	490
Residential mortgage-backed securities	74,782	213	760,354	10,955	835,136	11,168	329
Commercial mortgage-backed securities	17,290	50	104,223	1,750	121,513	1,800	128
Asset-backed securities	109,186	873	184,172	9,566	293,358	10,439	125
Other debt securities	9,086	318	112,972	2,831	122,058	3,149	50
Marketable equity securities	104,102	6,714	616	21	104,718	6,735	65

Total	¥7,675,630	¥11,562	¥1,367,638	¥26,580	¥9,043,268	¥38,142	1,304

Held-to-maturity securities:
Debt securities:
Japanese national government and Japanese government agency bonds	¥198,580	¥1,535	¥—	¥—	¥198,580	¥1,535	1
Residential mortgage-backed securities	48,068	189	282,193	460	330,261	649	151
Commercial mortgage-backed securities	16,155	35	187,059	743	203,214	778	31
Asset-backed securities	141,347	598	439,391	1,789	580,738	2,387	22

Total	¥404,150	¥2,357	¥908,643	¥2,992	¥1,312,793	¥5,349	205

Roll-forward of Credit Loss Component Recognized in Earnings [Table Text Block]

	2013	2014	2015
	(in millions)
Balance at beginning of fiscal year	¥30,066	¥24,525	¥12,556

Additions:
Initial credit impairments	5,347	1,466	2,728
Subsequent credit impairments	2,982	1,139	785

Reductions:
Securities sold or matured	(13,870)	(14,574)	(7,255)

Balance at end of fiscal year	¥24,525	¥12,556	¥8,814